SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Estimate Fair Value
2025
Value of one ordinary share	$6.0
Dividend yield	0%
Expected volatility	69.85%
Risk-free interest rate	4.48%
Expected term	7 years